NOTES PAYABLE (Financing Agreement with Victory Park Management, LLC as agent for the lenders) (Details) - USD ($)				1 Months Ended	12 Months Ended
	Oct. 26, 2015	Jul. 06, 2015	Oct. 30, 2014	Jan. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Jan. 31, 2016
Debt Instrument [Line Items]
Exercise period of warrants				3 years
Number of shares to be issued							882,001
Exercise price of warrants							$ 1.50
Amortization of debt issue costs					$ 1,252,963	$ 256,616
Deferred debt issue costs					$ 1,654,773	$ 2,907,736
Secured Debt [Member]
Debt Instrument [Line Items]
Notes issued	$ 1,400,000	$ 1,500,000	$ 9,000,000
Percentage of equity interest pledged			100.00%
Interest rate (as a percent)			10.00%
Paid-in-kind interest rate (as a percent)			4.00%
Exercise period of warrants			5 years
Exercise price of warrants			$ 1.00
Percentage of revenue used as base to calculate purchase price			50.00%
Amount used as base to calculate purchase price			$ 1,500,000
Present value of put liability			1,232,294
Costs related to agreement			$ 3,164,352
Maturity date	Oct. 30, 2017	Oct. 30, 2017
Secured Debt [Member] | Common Class A [Member]
Debt Instrument [Line Items]
Number of shares to be issued			2,900,000
Minimum [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Paid-in-kind interest rate (as a percent)			2.00%
Maximum [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Notes issued			$ 20,000,000
Paid-in-kind interest rate (as a percent)			4.00%